Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Lease liability	$ 4.1		$ 4.1		$ 5.5
Liability for its guarantee to repurchase the equipment at residual amount	10.6		10.6		12.5
Net revenue	220.6	$ 149.8	593.2	$ 388.0
Revenue recognized from guaranteed maintenance contracts			12.0	$ 12.1
Service Sales Agreements, Rental Agreements and Automated Equipment Installation and System Integration Services
Disaggregation Of Revenue [Line Items]
Deferred revenue	$ 9.8		9.8		$ 4.7
Automated Equipment Installation and System Integration Services
Disaggregation Of Revenue [Line Items]
Net revenue			$ 7.1